OTHER BORROWINGS	12 Months Ended
Dec. 31, 2011
OTHER BORROWINGS
OTHER BORROWINGS

15. OTHER BORROWINGS

        In June 2010, the Company entered into a film financing agreement with a third party investor. Under the agreement, the investor invested $1,175,295 (equivalent of RMB8 million) and the Company guaranteed a return of 10% on the investment. The Group accrued an interest of $54,298 and $57,676 on this borrowing for the year ended December 31, 2010 and 2011, respectively using the effective interest rate of 10%. The loan and related interest was fully repaid in June 2011.

        In December 2010, the Group entered into a film financing agreement with a third party investor. Under the agreement, the investor paid $167,504 (equivalent of RMB1,115,075) to invest in production of a film and the investor will share the awards bonus related to the film with the Company as the investment return. There is no interest on this borrowing in 2011.

        The Company also entered into two similar agreements with other investors in October 2011. Under the agreements, the investors paid a total amount of $1,572,723 (equivalent of RMB10 million) to invest in production of a TV series. The Group guaranteed to pay the investor principal and accumulated interest of $1,866,887 (equivalent of RMB11.75 million) no later than October 2012. The Group accrued interest of $64,984 on this borrowing in 2011 using the effective interest rate from 15% to 20%.

        Changes in the balances of other borrowings for the years ended December 31, 2010 and 2011 are as follows.

	2010	2011
Beginning balance as of January 1	6,089,373	1,445,150
Received from investors	1,342,799	1,572,723
Accrued interest	271,654	122,660
Payments of principal made during the year	(5,942,595)	(1,231,034)
Payments of interest made during the year	(448,670)	(123,103)
Exchange difference	132,589	45,262

Ending balances as of December 31	1,445,150	1,831,658

        Interest expenses accrued for the other borrowing were $231,314, $271,654 and $122,660 for years ended December 31, 2009, 2010 and 2011, respectively, in which $207,333, and $50,740 and $64,984 were capitalized to production costs as of December 31, 2009, 2010 and 2011, respectively.